Revenue from Service Contracts - Revenue from Service Contracts by Service Lines and Reporting Segments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 7,588	$ 6,746
Asia, Canada, U.S., and Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	149	37
Global WAM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,439	6,709
Real estate management services included in net investment income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	317	303
Real estate management services included in net investment income | Asia, Canada, U.S., and Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	317	303
Real estate management services included in net investment income | Global WAM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,293	6,617
Other revenue | Asia, Canada, U.S., and Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(145)	(89)
Other revenue | Global WAM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,438	6,706
Other revenue | Investment management and other related fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,123	2,886
Other revenue | Investment management and other related fees | Asia, Canada, U.S., and Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(489)	(412)
Other revenue | Investment management and other related fees | Global WAM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,612	3,298
Other revenue | Transaction processing, administration and service fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,206	2,835
Other revenue | Transaction processing, administration and service fees | Asia, Canada, U.S., and Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	298	269
Other revenue | Transaction processing, administration and service fees | Global WAM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,908	2,566
Other revenue | Distribution fees and other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	964	896
Other revenue | Distribution fees and other | Asia, Canada, U.S., and Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	46	54
Other revenue | Distribution fees and other | Global WAM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	918	842
Revenue from non-service lines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	295	129
Revenue from non-service lines | Asia, Canada, U.S., and Corporate and Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	294	126
Revenue from non-service lines | Global WAM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1	$ 3